Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of provision for federal income tax	The provision for Federal income tax consists of the following December 31:
	2022	2021
Federal income tax benefit attributable to:
Current Operations	$312,000	$803,000
Less: valuation allowance	(312,000)	(803,000)
Net provision for Federal income taxes	$-	$-

Schedule of net deferred tax amount	The cumulative tax effect at the expected rate of 21% of significant items comprising our net deferred tax amount is as follows:
	2022	2021
Deferred tax asset attributable to:
Net operating loss carryover	$2,494,000	$2,182,000
Less: valuation allowance	(2,494,000)	(2,182,000)
Net deferred tax asset	$-	$-